Goodwill (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Balance, beginning of year	$ 12,004,000,000	$ 12,530,000,000
Foreign currency translation impacts	(212,000,000)	(526,000,000)
Balance, end of year	11,792,000,000	12,004,000,000
Goodwill impairment loss	$ 0	$ 0